Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) - 6 months ended Jun. 30, 2020 - Available-for-sale Securities [Member] ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 3,970
Additions	5
Disposals	(500)
Reclassification	67
Net unrealized fair value increase recognized in other comprehensive income	18
Accrued interest	32
Foreign currency translation adjustments	9
Ending balance	¥ 3,601	$ 510